CONTRACT LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2024
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities consists of the following:

	March 31, 2024	September 30, 2023

Balance at beginning of period	$7,943	$254,163
Additions	965,310	586,860
Recognized to revenue during the period	(938,713)	(833,080)
Balance at the end of period	$34,540	$7,943